Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 0	$ 0	$ 593
Increases (decreases) based on tax positions related to prior periods			(46)
Increases (decreases) based on tax positions related to prior periods	0	221
Increases based on tax positions related to current periods	0	372	1,303
Ending balance	$ 0	$ 593	$ 1,850